Notes Payable and Other Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Notes Payable And Other Debt Details 1
Manufacturing equipment	$ 1,803	$ 1,012
Less accumulated depreciation	55	21
Total manufacturing equipment	$ 177	$ 211